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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
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                 New York, NY 10036
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Form 13F File Number: 28-11102
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
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Phone:   (212) 626-1421
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Signature, Place, and Date of Signing:

         /s/ Jeffrey L. Gates         New York, New York   February 13, 2009
   -------------------------------    ------------------   -----------------
             [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 12
                                        --------------------

Form 13F Information Table Value Total: $123,547
                                        --------------------
                                            (in thousands)

List of Other Included Managers:   NONE

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FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
ARBITRON INC                      COM          03875Q108     14233  1071760  SH         SOLE               1071760
BLOUNT INTERNATIONAL INC          COM          095180105     15401  1624542  SH         SOLE               1624542
DARLING INTERNATIONAL INC         COM          237266101       151    27542  SH         SOLE                 27542
DAVITA INC                        COM          23918K108     13561   273569  SH         SOLE                273569
DOVER DOWNS GAMING & ENTMT        COM          260095104      8548  2688167  SH         SOLE               2688167
HILLENBRAND INC                   COM          431571108     13321   798609  SH         SOLE                798609
INTERVAL LEISURE GROUP INC        COM          46113M108      3938   730671  SH         SOLE                730671
MCGRAW-HILL COMPANIES INC         COM          580645109     12760   550230  SH         SOLE                550230
METHANEX CORP                     COM          59151K108     12846  1142868  SH         SOLE               1142868
PENN NATL GAMING INC              COM          707569109     10789   504615  SH         SOLE                504615
QUANEX BUILDING PRODUCTS COR      COM          747619104      2025   216102  SH         SOLE                216102
UNIVERSAL CORP VA                 COM          913456109     15975   534826  SH         SOLE                534826